Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of prepayments and other current assets

	As of December 31,
	2018	2019
	RMB	RMB	US$
Other receivables from advertisers	571,900	659,128	94,678
Advances to suppliers	73,554	83,830	12,041
Prepaid expenses	32,617	50,398	7,239
Inventor ies, net	12,212	31,287	4,494
Receivable from third-party payment platform	121,285	25,994	3,734
Convertible loans to third parties (i)	40,428	15,835	2,275
Receivable from equity transferees	61,345	—	—
Others	151,373	69,637	10,003

Total	1,064,714	936,109	134,464

(i)
As of December 31, 2018 and 2019,
convertible
loan
s
to third parties included a convertible

loan
 of RMB66,000 (US$9,480) to a third party. The conversion features and the put option were considered as embedded derivatives that do not meet the criteria to be bifurcated and were accounted for together with the loan receivable. In accordance with ASC 810
, Consolidation
, the third-party is a variable interest entity, as it does not have sufficient equity at risk to fully fund the construction of all assets required for principal operations. As of December 31, 2018, RMB58,000 of the convertible loan was
impaired and the Group’s maximum exposure to loss as a result of the impairment was RMB8,000, which also equals to the carrying amount of the convertible loan to a third party. As of December 31, 2019, the convertible loan was fully impaired. The Group is not considered as the primary beneficiary, as it does not have power to direct the activities of the third-party retail company that most significantly impact its economic performance.